Current account with online investors and borrowers (Tables)	12 Months Ended
Dec. 31, 2020
Current account with online investors and borrowers.
Schedule of current account with online investors and borrowers

	As of December 31,
	2019	2020
	RMB	RMB	US$
Investor deposits	853,283	54,893	8,413
Undrawn borrower funds and deposits	421,927	199,282	30,541
Total	1,275,210	254,175	38,954